Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Fair values of financial assets and liabilities
Note 17: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 48 to the Group’s 2020 financial statements details the definitions of the three levels in the fair value hierarchy.
Valuation control framework
Key elements of the valuation control framework, which covers processes for all levels in the fair value hierarchy including level 3 portfolios, include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s 2020 Annual Report and Accounts applied to these portfolios.
The table below summarises the carrying values of financial assets and liabilities presented on the Group’s balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2021		At 31 December 2020
	Carrying value	Fair value	Carrying value	Fair value
	£m	£m	£m	£m

Financial assets
Loans and advances to banks	10,811	10,812	10,746	10,745
Loans and advances to customers	500,356	501,187	498,843	498,255
Debt securities	5,008	5,001	5,405	5,398
Financial assets at amortised cost	516,175	517,000	514,994	514,398

Financial liabilities
Deposits from banks	20,655	20,656	31,465	31,468
Customer deposits	482,349	482,513	460,068	460,338
Debt securities in issue	81,268	85,363	87,397	93,152
Liabilities arising from non-participating investment contracts	42,031	42,031	38,452	38,452
Subordinated liabilities	13,527	15,628	14,261	16,410
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income, assets arising from contracts held with reinsurers and financial liabilities at fair value through profit or loss are recognised at fair value.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation. Fair values have not been disclosed for discretionary participating investment contracts. There is currently no agreed definition of fair valuation for discretionary participation features applied under IFRS and therefore the range of possible fair values of these contracts cannot be measured reliably.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

	Level 1	Level 2	Level 3	Total
Financial assets	£m	£m	£m	£m

At 30 June 2021
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	12,676	9,844	22,520
Loans and advances to banks	—	3,818	—	3,818
Debt securities	16,427	26,330	1,708	44,465
Treasury and other bills	18	—	—	18
Equity shares	104,960	100	1,708	106,768
Financial assets at fair value through profit or loss	121,405	42,924	13,260	177,589
Assets arising from contracts held with reinsurers	—	19,102	—	19,102
Total financial assets at fair value through profit or loss	121,405	62,026	13,260	196,691
Financial assets at fair value through other comprehensive income:
Debt securities	12,609	13,205	167	25,981
Treasury and other bills	25	—	—	25
Equity shares	—	—	207	207
Total financial assets at fair value through other comprehensive income	12,634	13,205	374	26,213
Derivative financial instruments	33	21,092	1,068	22,193
Total financial assets carried at fair value	134,072	96,323	14,702	245,097
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)

	Level 1	Level 2	Level 3	Total
Financial assets	£m	£m	£m	£m

At 31 December 2020
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	12,508	11,501	24,009
Loans and advances to banks	—	4,467	—	4,467
Debt securities	20,376	24,353	1,954	46,683
Treasury and other bills	18	—	—	18
Equity shares	94,687	171	1,591	96,449
Financial assets at fair value through profit or loss	115,081	41,499	15,046	171,626
Assets arising from contracts held with reinsurers	—	19,543	—	19,543
Total financial assets at fair value through profit or loss	115,081	61,042	15,046	191,169
Financial assets at fair value through other comprehensive income:
Debt securities	14,784	12,437	180	27,401
Treasury and other bills	36	—	—	36
Equity shares	—	—	166	166
Total financial assets at fair value through other comprehensive income	14,820	12,437	346	27,603
Derivative financial instruments	60	28,572	981	29,613
Total financial assets carried at fair value	129,961	102,051	16,373	248,385

	Level 1	Level 2	Level 3	Total
Financial liabilities	£m	£m	£m	£m

At 30 June 2021
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	6,818	39	6,857
Trading liabilities	1,072	13,125	—	14,197
Total financial liabilities at fair value through profit or loss	1,072	19,943	39	21,054
Derivative financial instruments	56	16,626	1,269	17,951
Total financial liabilities carried at fair value	1,128	36,569	1,308	39,005

At 31 December 2020
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities	778	15,040	—	15,818
Total financial liabilities at fair value through profit or loss	778	21,823	45	22,646
Derivative financial instruments	56	25,883	1,374	27,313
Total financial liabilities carried at fair value	834	47,706	1,419	49,959
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivative assets	Total financial assets carried at fair value
	£m	£m	£m	£m

At 1 January 2021	15,046	346	981	16,373
Exchange and other adjustments	(16)	(7)	3	(20)
Losses recognised in the income statement within other income	(135)	—	(154)	(289)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	43	—	43
Purchases/increases to customer loans	644	—	302	946
Sales/repayments of customer loans	(1,520)	(8)	(64)	(1,592)
Transfers into the level 3 portfolio	19	—	—	19
Transfers out of the level 3 portfolio	(778)	—	—	(778)
At 30 June 2021	13,260	374	1,068	14,702
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2021	(187)	—	(156)	(343)

At 1 January 2020	14,908	408	863	16,179
Exchange and other adjustments	106	11	19	136
Gains recognised in the income statement within other income	135	—	124	259
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	(67)	—	(67)
Purchases/increases to customer loans	851	—	2	853
Sales/repayments of customer loans	(839)	(7)	(81)	(927)
Transfers into the level 3 portfolio	73	—	41	114
Transfers out of the level 3 portfolio	(247)	—	(84)	(331)
At 30 June 2020	14,987	345	884	16,216
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	141	—	132	273
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss	Derivative liabilities	Total financial liabilities carried at fair value
	£m	£m	£m

At 1 January 2021	45	1,374	1,419
Exchange and other adjustments	—	3	3
Gains recognised in the income statement within other income	(2)	(247)	(249)
Additions	1	201	202
Redemptions	(5)	(19)	(24)
Transfers into the level 3 portfolio	—	—	—
Transfers out of the level 3 portfolio	—	(43)	(43)
At 30 June 2021	39	1,269	1,308
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2021	(2)	(244)	(246)

At 1 January 2020	48	1,367	1,415
Exchange and other adjustments	—	20	20
Losses recognised in the income statement within other income	1	194	195
Additions	—	2	2
Redemptions	(2)	(8)	(10)
Transfers into the level 3 portfolio	—	51	51
Transfers out of the level 3 portfolio	—	(159)	(159)
At 30 June 2020	47	1,467	1,514
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2020	—	195	195
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities which have an aggregated carrying value greater than £500 million.

			At 30 June 2021
				Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+191bps)	9,844	514	(498)
Equity and venture capital investments	Market approach	Earnings multiple (0.3/14.4)	1,682	143	(143)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	795	111	(123)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)[3]	n/a	743	7	(21)
Other			196	9	(9)
			13,260
Financial assets at fair value through other comprehensive income			374
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (8%/124%)	1,068	6	(14)
			1,068
Level 3 financial assets carried at fair value			14,702

Financial liabilities at fair value through profit or loss			39
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (8%/124%)	1,269	—	—
			1,269
Level 3 financial liabilities carried at fair value			1,308
[1]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[2]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[3]Underlying asset/net asset values represent fair value.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 17: Fair values of financial assets and liabilities (continued)

			At 31 December 2020
				Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+215bps)	11,501	528	(651)
Equity and venture capital investments	Market approach	Earnings multiple (1.0/15.2)	1,905	72	(72)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	634	91	(121)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices)[3]	n/a	780	6	(34)
Other			226	10	(10)
			15,046
Financial assets at fair value through other comprehensive income			346
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)	981	8	(6)
			981
Level 3 financial assets carried at fair value			16,373

Financial liabilities at fair value through profit or loss			45
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)	1,374	—	—
			1,374
Level 3 financial liabilities carried at fair value			1,419
[1]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[2]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[3]Underlying asset/net asset values represent fair value.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s 2020 financial statements.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and are unchanged from those described in note 48 to the Group’s 2020 financial statements.